COMMITMENTS AND CONTINGENCIES (Details) - 12 months ended Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥) agreement	USD ($)
COMMITMENTS AND CONTINGENCIES.
Number of non-cancelable internet data center service agreements	2
Total contractual minimum purchase commitments	¥ 1,280,000	$ 183,038
Remaining purchase commitment	¥ 587,169	$ 83,964